Vessels, net (Tables)	6 Months Ended
Jun. 30, 2025
Vessels, net [Abstract]
Vessels, Net
The amounts reflected in “Vessels, net” in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2024	$82,462	$(11,199)	$71,263
- Vessel disposal	(33,713)	8,345	(25,368)
- Depreciation for the period	-	(2,812)	(2,812)
Balance, June 30, 2025	$48,749	$(5,666)	$43,083